[LOGO]

                                                SEMIANNUAL REPORT, JUNE 30, 2000
                                               FUND FOR TAX-FREE INVESTORS, INC.
                                        4922 FAIRMONT AVENUE, BETHESDA, MD 20814
                                                   (800) 622-1386 (301) 657-1510

--------------------------------------------------------------------------------

                                                                 August 15, 2000

Dear Shareholders:

Although the U.S. economy remains healthy, it shows signs of slowing. To forestall an overheated economy and inflation, the Federal Reserve raised the federal funds target rate 50 basis points on May 16. Yields on short-term municipal securities also increased, benefiting money fund investors. Yields on long-term municipal securities changed only slightly.

                        TAX-FREE MONEY MARKET PORTFOLIO

The Tax-Free Money Market Portfolio invests in high-quality, tax-exempt municipal bonds with maturities of less than one year. The Money Market Portfolio had an annualized net investment income of 3.03% of net assets for the six months ended June 30, 2000. The Portfolio's average maturity was 35 days.

                   MARYLAND AND VIRGINIA TAX-FREE PORTFOLIOS

As of June 30, 2000, Maryland Tax-Free Portfolio assets were $38.9 million. For the six months ended June 30, 2000, the Portfolio had a total return of 2.92%. The Portfolio's average maturity for the period was 13.8 years.

For the six-month period ended June 30, 2000, the Virginia Tax-Free Portfolio had a total return of 3.68%, with net assets of $28.0 million. The average maturity was 14.4 years.

                                    OUTLOOK

The economy is moderating and should continue to do so for the balance of the year. With the latest economic data we believe that additional rate hikes by the Federal Reserve are unlikely. We anticipate that municipal bonds will continue to have attractive after-tax yields when compared to their taxable counterparts.

The three portfolios of Fund for Tax-Free Investors, Inc. adhere to a long-term and conservative investment strategy. Management selects high quality bonds with competitive yields to insure long-term performance. We look forward to continuing to serve your investment needs.

Sincerely,

/s/ Daniel L. O'Connor                         /s/ Richard J. Garvey
Daniel L. O'Connor                             Richard J. Garvey
Chairman                                       President

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO

                                 June 30, 2000
                                  (unaudited)

                                   Face        Value
                                  Value      (Note 1)
                                 --------   -----------
ALABAMA 3.0%
Athens AL
Water & Sewer Rev Wts
  5.10%, 8/1/00 AAA............  $320,000   $   320,161
University of South Alabama
Univ Rev Series F
  6.0%, 11/1/00 AAA............   200,000       201,269
                                            -----------
  State Total..................                 521,430
                                            -----------
ARIZONA 4.5%
Pima County AZ
Indl Rev - Tucson Elec
  4.85%, 12/1/22+ A-1+.........   800,000       800,000
                                            -----------
COLORADO 2.8%
Pitkin County
Multi Family Housing
  4.85%, 12/1/24+ A-1+.........   500,000       500,000
                                            -----------
FLORIDA 3.2%
Jacksonville, FL
Electric Authority Revenue
  6.7%, 10/1/00^ AA............   250,000       258,150
Miami - Dade County FL
Aviation Rev Ref - Ser B
  4.0%, 10/1/00 AAA............   300,000       300,000
                                            -----------
  State Total..................                 558,150
                                            -----------
GEORGIA 5.1%
Dekalb County GA
Electric Authority Revenue
  4.3%, 11/1/00 AA.............   400,000       400,252
Georgia State
Ser D General Obligation
  6.8%, 8/1/00 AAA.............   500,000       501,125
                                            -----------
  State Total..................                 901,377
                                            -----------
HAWAII 2.8%
Hawaii State
General Obligation
  4.5%, 9/1/00 AAA.............   500,000       500,363
                                            -----------
ILLINOIS 1.1%
Illinois State
  6%, 10/1/00 AA...............   200,000       200,974
                                            -----------
INDIANA 4.0%
Princeton Indiana
Pollution Control Revenue
  4.45%, 4/1/22+ A-1+..........   700,000       700,000
                                            -----------

IOWA 8.0%
                                   Face        Value
                                  Value      (Note 1)
                                 --------   -----------
Iowa Finance Authority
Hospital Facility Revenue
  4.85%, 7/1/13+ A-1+..........  $700,000   $   700,000
Ottumwa Regional Health Center
  4.75%, 10/1/06+ A-1+.........   700,000       700,000
                                            -----------
  State Total..................               1,400,000
                                            -----------
KENTUCKY 2.8%
Kentucky Economic Development
Hospital Revenue Catholic
Healthcare
  4.9%, 12/1/27+ A-1+..........   500,000       500,000
                                            -----------
LOUISIANA 2.9%
Louisiana State
Ref Ser A
General Obligation
  6.0%, 8/1/00 AAA.............   500,000       500,793
                                            -----------
MARYLAND 9.1%
Baltimore County Revenue
  4.3%, 1/1/16+ A-1............   200,000       200,000
Maryland Health and Higher
Education
Loyola College Issue B
  4.8%, 10/1/13+ AAA...........   600,000       600,000
Maryland Health and Higher
Education
North Arundel Hospital
  4.8%, 7/1/32+ VMIGI..........   500,000       500,000
North East Maryland Waste
Disposal Authority Floating
Rate Notes
  4.6%, 1/1/08+ AAA............   300,000       300,000
                                            -----------
  State Total..................               1,600,000
                                            -----------
MICHIGAN 2.8%
Michigan Municipal Bd
Auth Rev
  4.5%, 12/1/00 AA.............   500,000       500,607
                                            -----------
MINNESOTA 16.5%
Minneapolis General Obligation
  4.85%,12/1/05+ A-1...........   500,000       500,000
Minnesota State Higher
Education
  4.75%, 12/1/24+ VMIG1........   500,000       500,000
St. Paul Housing and
Redevelopment Authority
  4.8%, 12/1/12+ A-1+..........   700,000       700,000

                            STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (continued)

                                 June 30, 2000
                                  (unaudited)

MINNESOTA (CONTINUED)
                                   Face        Value
                                  Value      (Note 1)
                                 --------   -----------
St. Paul Housing and
Redevelopment
Authority United Way Project
  4.8%, 12/1/18+ A+............  $500,000   $   500,000
Waconia Industrial Development
Revenue
  5%, 10/1/16+ A-1.............   715,000       715,000
                                            -----------
  State Total..................               2,915,000
                                            -----------
MONTANA 3.4%
Montana State Health
  4.6%, 12/1/15+ AAA...........   600,000       600,000
                                            -----------
NEW HAMPSHIRE 4.5%
New Hampshire State Business
Finance
Authority Foundation for
Seacoast Health Series A
  4.9%, 6/1/28+ A-1............   800,000       800,000
                                            -----------
NEVADA 1.7%
Clark County NV, Ref Ser. B
  4%, 11/1/00 AA...............   300,000       299,894
                                            -----------
NEW YORK 8.2%
Hempstead Town NY
Indl Dv Agy Res Recov American
Fuel Co Proj
  4.25%, 12/1/00 AAA...........   250,000       250,043
New York General Obligation
  4.45%, 8/15/18+ A-1+.........   400,000       400,000
New York State
Dorm Auth Revs- N Shore Univ
  4.45%, 11/1/00 AAA...........   500,000       499,420
Westchester County NY
Indl Dv Agy Resource Recovery
Resco Co Proj - Ser A
  4.85%, 7/1/00 AAA............   300,000       300,000
                                            -----------
  State Total..................               1,449,463
                                            -----------
TENNESSEE 2.8%
Knox County Health & Housing
Facilities-Catholic Healthcare
  4.85%, 12/01/27+ A-1+........   500,000       500,000
                                            -----------


TEXAS 5.1%
                                   Face        Value
                                  Value      (Note 1)
                                 --------   -----------
Houston TX
Idp Schdst Pub Fac Cp Lse Rev
Cesar E Chavez
  0%, 9/15/00(a) AAA...........  $500,000   $   495,785
Port Arthur Revenue
Floating Rate Notes
  4.5%, 5/1/03+ PRIM1..........   400,000       400,000
                                            -----------
  State Total..................                 895,785
                                            -----------
VIRGINIA 1.2%
Henry County VA
Pub Svc Auth Water & Sewer Rev
  7.2%, 11/15/00^ AAA..........   200,000       203,402
                                            -----------
WASHINGTON 1.3%
Vancouver WA, General
Obligation
  3.75%, 12/1/00 AAA...........   225,000       224,863
                                            -----------
TOTAL INVESTMENTS - 96.8%
  (Cost $17,072,101*)....................    17,072,101
OTHER ASSETS LESS LIABILITIES 3.2%.......       557,593
                                            -----------
NET ASSETS (NOTE 5) 100.0%...............   $17,629,694
                                            ===========
NET ASSET VALUE PER SHARE
  (Based on 17,629,694 Shares
  Outstanding)...........................         $1.00
                                            ===========
NET ASSETS CONSIST OF:
  Paid-in-Capital........................   $17,629,694
                                            -----------
NET ASSETS                                  $17,629,694
                                            ===========

---------

+  Daily or Weekly Tender Bond

^ Date represents pre-refunded or call date.

*  Same cost is used for Federal income tax purposes.

(a)  Zero coupon bond.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                               VIRGINIA PORTFOLIO

                                 June 30, 2000
                                  (unaudited)

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------

Arlington County General
Obligation
  6%, 8/1/12 AAA............  $  500,000   $   531,885
  5.4%, 6/1/13 AAA..........     250,000       251,678
  5.375%, 12/1/16 AAA.......   1,000,000       991,700
Brunswick County Industrial
Development Authority
Revenue
  5.5%, 7/1/17 AAA..........   1,000,000       993,290
Fairfax City EDA Lease
Revenue
  5.5%, 5/15/18 AA..........   1,000,000       987,480
Fairfax County Industrial
Development Authority
Revenue
  5.25%, 8/15/19 AA.........     650,000       592,664
Fairfax County Water
Authority Revenue
  5.8%, 1/1/16 AAA..........     500,000       513,820
  6%, 4/1/22 AAA............     630,000       643,318
Hampton Roads
  5.5%, 7/1/24 AAA..........     300,000       290,670
Hanover County Virginia
General Obligation
  5.4%, 7/15/16 AA..........   1,000,000       987,120
Henrico County Industrial
Development Authority
Revenue
  7.125%, 8/1/05^ AA........     400,000       447,680
Henrico County Water and
Sewer Revenue
  6.25%, 5/1/02^ AA-........     200,000       205,752
  6.25%, 5/1/13 AA-.........     300,000       306,891
Henry County General
Obligation
  8.825%, 11/1/05^ AAA......     200,000       237,376
Leesburg General Obligation
  5.5%, 6/1/05^ AAA.........     500,000       524,150
Loudoun County General
Obligation
  5%, 12/1/18 AA............   1,000,000       915,620
  5.25%, 12/1/14 AA.........   1,000,000       982,830
Loudoun County Sanitation
Authority Revenue
  6.25%, 1/1/16 AAA.........     500,000       515,100
Lynchburg General Obligation
  5%, 5/1/18 AA.............   1,000,000       913,110
Lynchburg Industrial
Development Authority
Revenue
  5.2%, 1/1/18 A+...........     500,000       446,535

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------
Montgomery Industrial
Development Authority
  5.125%, 1/15/19 AAA.......  $  500,000   $   470,005
Newport News General
Obligation
  5.75%, 1/15/17 AA.........     750,000       757,605
Newport News General
Obligation
  5%, 3/1/18 AA.............     795,000       728,657
Norfolk General Obligation
  5.75%, 6/1/13 AAA.........     500,000       512,660
Norfolk Water Revenue
  5.75%, 11/1/12 AAA........     500,000       517,435
  5.875%, 11/1/15 AAA.......     500,000       512,620
Portsmouth Redevelopment and
Housing Authority Revenue
  6.05%, 12/1/08 AAA........     500,000       524,445
Prince William County Park
Authority Revenue
  6.875%, 10/15/04^ BBB+....     500,000       547,580
Prince William County Water
and Sewer System Revenue
  5.5%, 7/1/19 AAA..........     500,000       490,705
Richmond General Obligation
  4.7%, 7/15/00 AAA.........     200,000       199,998
Richmond Metro Authority
Revenue
  6.375%, 7/15/02^ AAA......     500,000       526,285
Richmond General Obligation
  5.125%, 1/15/16 AAA.......     500,000       479,960
Richmond Public Utilities
Revenue
  5.25%, 1/15/18 A+.........   1,000,000       937,380
Upper Occoquan Sewer
Authority Revenue
  5.15%, 7/1/20 AAA.........     500,000       469,755
Virginia Beach General
Obligation
  6.5%, 8/1/01^ AA..........     500,000       520,750
  5%, 8/1/17 AA.............   1,075,000       995,289
Virginia Housing Development
Authority Revenue
  5.95%, 7/1/13 AA+.........     500,000       508,750
  5.1%, 7/1/14 AA+..........   1,000,000       936,440
  5.75%, 1/1/19 AAA.........   1,000,000     1,000,910
Virginia Port Authority
Revenue
  5.9%, 7/1/16 AA...........     500,000       507,960

                            STATEMENT OF NET ASSETS
                         VIRGINIA PORTFOLIO (continued)

                                 June 30, 2000
                                  (unaudited)

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------
Virginia Public School
Authority Revenue
  6.2%, 8/1/13 AA...........  $  320,000   $   336,057
  5%, 8/1/18 AA+............   1,000,000       915,910
Virginia Resource Authority
Revenue
  6.75%, 10/1/04^ NR........     240,000       258,581
Virginia State General
Obligation
  5.25%, 6/1/19 AAA.........   1,250,000     1,194,937
                                           -----------
TOTAL INVESTMENTS 96.7%
  (Cost $27,227,975*)...................    27,129,343
OTHER ASSETS LESS LIABILITIES
  3.3%..................................       917,135
                                           -----------
NET ASSETS (NOTE 6) 100.0%..............   $28,046,478
                                           ===========
NET ASSET VALUE PER SHARE
  (Based on 2,639,893 Shares
  Outstanding)..........................        $10.62
                                           ===========

                                              Value
                                            (Note 1)
                                           -----------
NET ASSETS CONSIST OF:
  Paid-in-Capital.......................   $28,406,790
  Accumulated Net Realized Loss on
    Investments.........................      (261,680)
  Net Unrealized Depreciation of
    Investments.........................       (98,632)
                                           -----------
NET ASSETS..............................   $28,046,478
                                           ===========

---------

  ^  Date represents pre-refunded date.

  *  Same cost is used for Federal income tax purposes.

 NR  Not Rated

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                               MARYLAND PORTFOLIO

                                 June 30, 2000
                                  (unaudited)

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------

Anne Arundel County Water
and Sewer General Obligation
  6.2%, 8/1/05^ AA+.........  $  725,000   $   775,866
  6%, 7/15/02^ AA+..........     250,000       261,103
  6.3%, 8/1/05^ AA+.........     500,000       537,305
  6.3%, 8/1/05^ AA+.........     725,000       779,092
Anne Arundel County
Pollution Control Revenue
  6%, 4/1/24 A..............   1,230,000     1,232,706
Anne Arundel County Solid
Waste Project General
Obligation
  5.5%, 9/1/15 AA+..........     500,000       496,795
Baltimore City General
Obligation
  5.5%, 10/15/10 AAA........   1,000,000     1,032,210
  5.5%, 10/15/15 AAA........     500,000       511,825
Baltimore Wastewater Project
Revenue
  6%, 7/1/15 AAA............     500,000       533,115
Baltimore County General
Obligation
  6.125%, 7/1/02^ AAA.......     500,000       522,185
  5.5%, 6/1/12 AAA..........   1,000,000     1,023,140
Baltimore Port Facility
Revenue
  6.5%, 12/1/10 AA-.........     400,000       421,060
Carroll County General
Obligation
  7.1%, 10/1/09 AA..........     235,000       241,136
  5.3%, 11/1/15 AA..........     500,000       496,225
  6.5%, 10/1/04^ AA.........     225,000       234,990
Frederick County General
Obligation
  6.125%, 12/1/07 AAA.......     500,000       522,715
City of Frederick General
Obligation
  6%, 10/1/11 AAA...........     300,000       314,520
Howard County Cons Pub Impt
Series A
  5.5%, 2/15/19 AAA.........     500,000       494,180
Howard County Metropolitan
District General Obligation
  6%, 8/15/19 AAA...........     840,000       843,772
Howard County Public
Improvement General
Obligation
  6%, 5/15/03^ AAA..........     500,000       516,080
  5.5%, 2/15/04^ AAA........     500,000       515,490

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------
Howard County Special
Facilities Revenue
  6.1%, 2/15/13 AAA.........  $  500,000   $   517,985
Laurel General Obligation
  6.7%, 7/1/01^ AAA.........     600,000       624,786
Maryland Community
Development Administration
Revenue
  7.375%, 4/1/10 AA2........     485,000       494,249
  7.25%, 4/1/11 AA2.........     200,000       205,608
  7.15%, 4/1/11 AA2.........     405,000       417,644
  5%, 4/1/17 AA2............     500,000       448,030
  7.7%, 5/15/20 AA3.........     250,000       257,062
  7.25%, 4/1/27 AA2.........     385,000       394,298
Maryland General Obligation
  5%, 3/1/12 AAA............   1,000,000       983,080
Maryland Health and Higher
Education Facilities
Authority Revenue
  5.7%, 7/1/09 A1...........     500,000       522,875
  5.25%, 7/1/13 AAA.........     500,000       497,510
  6.125%, 7/1/14 AAA........     500,000       517,445
  5.5%, 10/1/16 AAA.........   1,000,000       999,310
  6.125%, 7/1/19 AAA........     500,000       508,755
  5%, 7/1/19 A2.............     250,000       210,095
  5%, 7/1/27 AAA............   1,500,000     1,317,750
  6%, 7/1/39 AA.............   1,000,000     1,014,010
Maryland Health and Higher
Education Facilities
Authority Floating Rate Note
  4.8%, 1/1/32+ VMIG1.......     100,000       100,000
Maryland Industrial
Development Revenue
  7.125%, 7/1/06 A-.........     160,000       160,448
Maryland Stadium Authority
Sports Revenue
  5.55%, 3/1/13 AAA.........     500,000       506,830
  5.875%, 12/15/13 AAA......   1,000,000     1,030,850
  5.375%, 12/15/15 AA.......     500,000       496,505
Maryland Water Quality
Finance Administration
Revenue
  6%, 9/1/15 AA.............   1,000,000     1,023,330
Montgomery County General
Obligation
  5%, 5/1/19 AAA............     500,000       460,955

                            STATEMENT OF NET ASSETS
                         MARYLAND PORTFOLIO (continued)

                                 June 30, 2000
                                  (unaudited)

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------
Montgomery County Housing
Opportunity Commission
Revenue
  6.7%, 7/1/11 AA2..........  $  310,000   $   319,247
  7.375%, 7/1/17 AA2........      90,000        90,950
  6.65%, 7/1/17 AA2.........     160,000       166,230
  7%, 7/1/23 A3.............     250,000       258,058
Montgomery County Waste
Disposal Authority Revenue
  5.875%, 6/1/13 AAA........     250,000       256,025
North East Maryland Waste
Disposal Authority Revenue
  6.2%, 7/1/10 A2...........     500,000       516,430
  6.3%, 7/1/16 A2...........   1,000,000     1,011,930
Prince Georges County
General Obligation
  5.25%, 3/15/15 AAA........   1,000,000       980,610
Prince Georges County
Housing Authority Revenue
  6.35%, 7/20/20 AAA........     700,000       711,165
Prince Georges County
Pollution Control Revenue
  5.75%, 3/15/10 A..........   1,000,000     1,029,650
St. Mary's County General
Obligation
  5.85%, 11/1/18 AAA........     500,000       506,155
University of Maryland
System Auxiliary Revenue
  6.375%, 10/1/02^ AA+......     500,000       526,770
  5.6%, 4/1/12 AA+..........   1,000,000     1,022,590
  5.125%, 4/1/15 AA+........   1,000,000       966,030
  5.6%, 4/1/16 AA+..........   1,000,000     1,004,780
Washington, D.C.
Metropolitan Area
Transportation Authority
Revenue
  6%, 7/1/09 AAA............     500,000       530,745
  6%, 7/1/10 AAA............     275,000       292,064

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------
Washington Suburban Sanitary
District General Obligation
  6.2%, 6/1/12 AA...........  $  900,000   $   937,377
  5%, 6/1/23 AA.............   1,000,000       904,800
                                           -----------
TOTAL INVESTMENTS 97.8%
  (Cost $37,664,040*)...................    38,046,526
OTHER ASSETS LESS LIABILITIES
  2.2%..................................       874,539
                                           -----------
NET ASSETS 100.0%.......................   $38,921,065
                                           ===========
NET ASSET VALUE PER SHARE
  (Based on 3,670,436 Shares
  Outstanding)..........................        $10.60
                                           ===========
NET ASSETS CONSIST OF:
  Paid-in-Capital.......................   $38,667,331
  Accumulated Net Realized Loss on
    Investments.........................      (128,752)
  Net Unrealized Appreciation of
    Investments.........................       382,486
                                           -----------
NET ASSETS..............................   $38,921,065
                                           ===========

---------

  ^  Date represents pre-refunded date.

  +  Daily or Weekly Tender Bond

  *  Same cost is used for Federal income tax purposes.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENTS OF OPERATIONS

                     For the Six Months Ended June 30, 2000
                                  (unaudited)

                                                                Money
                                                               Market      Virginia     Maryland
                                                              Portfolio   Portfolio    Portfolio
                                                              ---------   ----------   ----------
INVESTMENT INCOME (NOTE 1)..................................  $324,581    $  793,037   $1,134,630
                                                              --------    ----------   ----------
EXPENSES
  Investment Advisory Fee (Note 2)..........................    42,926        86,578      122,658
  Administrative Fee (Note 2)...............................    21,463        41,557       58,875
  Other Fees................................................       129            15           15
                                                              --------    ----------   ----------
    Total Expenses..........................................    64,518       128,150      181,548
                                                              --------    ----------   ----------
NET INVESTMENT INCOME.......................................   260,063       664,887      953,082
                                                              --------    ----------   ----------
Net Realized Loss on Investment Transactions................        --       (66,762)     (38,754)
Change in Net Unrealized Appreciation (Depreciation) of
Investments.................................................        --       405,138      207,170
                                                              --------    ----------   ----------
NET LOSS ON INVESTMENTS.....................................        --       338,376      168,416
                                                              --------    ----------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $260,063    $1,003,263   $1,121,498
                                                              ========    ==========   ==========

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                              Money Market                     Virginia                       Maryland
                                                Portfolio                      Portfolio                      Portfolio
                                      -----------------------------  -----------------------------  -----------------------------
                                       For the Six                    For the Six                    For the Six
                                          Months      For the Year       Months      For the Year       Months      For the Year
                                          Ended           Ended          Ended           Ended          Ended           Ended
                                      June 30, 2000   December 31,   June 30, 2000   December 31,   June 30, 2000   December 31,
                                       (unaudited)        1999        (unaudited)        1999        (unaudited)        1999
                                      --------------  -------------  --------------  -------------  --------------  -------------
FROM INVESTMENT
  ACTIVITIES
  Net Investment Income.............   $    260,063   $    453,517    $   664,887    $  1,489,110    $   953,082     $ 2,090,612
  Net Realized Loss on Investment
    Transactions....................             --             --        (66,762)       (194,916)       (38,754)        (58,384)
  Change in Net Unrealized
    Appreciation/Depreciation of
    Investments.....................             --             --        405,138      (2,538,557)       207,170      (2,774,745)
                                       ------------   ------------    -----------    ------------    -----------     -----------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations......................        260,063        453,517      1,003,263      (1,244,363)     1,121,498        (742,517)
                                       ------------   ------------    -----------    ------------    -----------     -----------
DISTRIBUTIONS TO
  SHAREHOLDERS
  From Net Investment Income (Note
    1)..............................       (260,063)      (453,517)      (664,887)     (1,489,110)      (953,082)     (2,090,612)
  From Net Realized Gain............             --             --             --         (48,974)            --              --
                                       ------------   ------------    -----------    ------------    -----------     -----------
  Total Distributions to
    Shareholders....................       (260,063)      (453,517)      (664,887)     (1,538,084)      (953,082)     (2,090,612)
                                       ------------   ------------    -----------    ------------    -----------     -----------
FROM SHARE
  TRANSACTIONS
  Net Proceeds from Sales of
    Shares..........................     16,317,751     29,881,644      2,127,909       5,047,389      1,005,172       7,111,506
  Reinvestment of Distributions.....        236,926        428,371        554,168       1,320,279        804,745       1,797,355
  Cost of Shares Redeemed...........    (16,399,534)   (32,618,355)    (3,899,629)     (9,202,553)    (5,189,753)     (9,770,286)
                                       ------------   ------------    -----------    ------------    -----------     -----------
  Net Increase (Decrease) in Net
    Assets Resulting from Share
    Transactions....................        155,143     (2,308,340)    (1,217,552)     (2,834,885)    (3,379,836)       (861,425)
                                       ------------   ------------    -----------    ------------    -----------     -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS............................        155,143     (2,308,340)      (879,176)     (5,617,332)    (3,211,420)     (3,694,554)

NET ASSETS - Beginning of Period....     17,474,551     19,782,891     28,925,654      34,542,986     42,132,485      45,827,039
                                       ------------   ------------    -----------    ------------    -----------     -----------
NET ASSETS - End of Period..........   $ 17,629,694   $ 17,474,551    $28,046,478    $ 28,925,654    $38,921,065     $42,132,485
                                       ============   ============    ===========    ============    ===========     ===========
SHARES
  Sold..............................     16,317,751     29,881,644        202,626         453,773         95,607         643,043
  Issued in Reinvestment of
    Distributions...................        236,926        428,371         52,867         120,013         76,543         164,735
  Redeemed..........................    (16,399,534)   (32,618,355)      (372,949)       (840,524)      (494,229)       (894,497)
                                       ------------   ------------    -----------    ------------    -----------     -----------
  Net Increase (Decrease) in
    Shares..........................        155,143     (2,308,340)      (117,456)       (266,738)      (322,079)        (86,719)
                                       ============   ============    ===========    ============    ===========     ===========

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS

                             MONEY MARKET PORTFOLIO

                                            For the Six
                                            Months Ended                 For the Years Ended December 31,
                                           June 30, 2000    -----------------------------------------------------------
                                            (unaudited)      1999         1998         1997         1996         1995
                                           --------------   -------      -------      -------      -------      -------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of
    Period..............................       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                               -------      -------      -------      -------      -------      -------
  Income from Investment Operations:
    Net Investment Income...............          0.02         0.02         0.03         0.03         0.03         0.03
                                               -------      -------      -------      -------      -------      -------
  Distributions to Shareholders:
    From Net Investment Income..........         (0.02)       (0.02)       (0.03)       (0.03)       (0.03)       (0.03)
                                               -------      -------      -------      -------      -------      -------
  Net Increase in Net Asset Value.......          0.00         0.00         0.00         0.00         0.00         0.00
                                               -------      -------      -------      -------      -------      -------
  Net Asset Value - End of Period.......       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                               =======      =======      =======      =======      =======      =======

TOTAL INVESTMENT RETURN.................         3.06%(A)     2.50%        2.73%        2.93%        2.69%        3.09%

RATIOS TO AVERAGE NET ASSETS:
  Expenses..............................         0.75%(A)     0.75%        0.75%        0.75%        0.75%        0.75%
  Net Investment Income.................         3.03%(A)     2.47%        2.70%        2.89%        2.67%        3.04%

SUPPLEMENTARY DATA:
  Net Assets at End of Period (in
    thousands)..........................       $17,630      $17,475      $19,783      $19,177      $18,890      $20,772
  Number of Shares Outstanding at End of
    Period (in thousands)...............        17,630       17,475       19,783       19,177       18,890       20,792

------------

(A)  Annualized

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS

                               VIRGINIA PORTFOLIO

                                                  For the Six
                                                  Months Ended              For the Years Ended December 31,
                                                 June 30, 2000    ----------------------------------------------------
                                                  (unaudited)       1999       1998       1997       1996       1995
                                                 --------------   --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Period.......       $ 10.49      $ 11.42    $ 11.46    $ 11.09    $ 11.31    $ 10.36
                                                     -------      -------    -------    -------    -------    -------
  Income from Investment Operations:
    Net Investment Income.....................          0.25         0.50       0.52       0.52       0.53       0.56
    Net Realized and Unrealized Gain (Loss) on
      Investments.............................          0.13        (0.91)      0.12       0.39      (0.22)      0.95
                                                     -------      -------    -------    -------    -------    -------
      Total from Investment Operations........          0.38        (0.41)      0.64       0.91       0.31       1.51
                                                     -------      -------    -------    -------    -------    -------
  Distributions to Shareholders:
    From Net Investment Income................         (0.25)       (0.50)     (0.52)     (0.52)     (0.53)     (0.56)
    From Net Realized Gain....................            --        (0.02)     (0.16)     (0.02)        --         --
                                                     -------      -------    -------    -------    -------    -------
      Total Distributions to Shareholders.....         (0.25)       (0.52)     (0.68)     (0.54)     (0.53)     (0.56)
                                                     -------      -------    -------    -------    -------    -------
  Net Increase (Decrease) in Net Asset
    Value.....................................          0.13        (0.93)     (0.04)      0.37      (0.22)      0.95
                                                     -------      -------    -------    -------    -------    -------
  Net Asset Value - End of Period.............       $ 10.62      $ 10.49    $ 11.42    $ 11.46    $ 11.09    $ 11.31
                                                     =======      =======    =======    =======    =======    =======

TOTAL INVESTMENT RETURN.......................         3.68%(B)     (3.75)%    5.64%      8.45%      2.91%     14.92%

RATIOS TO AVERAGE NET ASSETS:
  Expenses....................................         0.93%(A)     0.93%      0.93%      0.93%      0.93%      0.77%
  Expenses Before Reimbursement from
    Adviser...................................         0.93%(A)     0.93%      0.93%      0.93%      0.93%      0.93%
  Net Investment Income.......................         4.80%(A)     4.51%      4.48%      4.70%      4.84%      5.17%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate.....................            4%          26%        25%        27%        46%        55%
  Net Assets at End of Period (in
    thousands)................................       $28,046      $28,926    $34,543    $32,908    $32,355    $33,468
  Number of Shares Outstanding at End of
    Period (in thousands).....................         2,640        2,757      3,024      2,872      2,917      2,958

------------

(A)  Annualized

(B)  Total Investment Return for periods less than one year are not annualized.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS

                               MARYLAND PORTFOLIO

                                                 For the Six
                                                 Months Ended              For the Years Ended December 31,
                                                June 30, 2000    ----------------------------------------------------
                                                 (unaudited)       1999       1998       1997       1996       1995
                                                --------------   --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Period......       $ 10.55      $ 11.23    $ 11.10    $ 10.79    $ 10.98    $ 10.11
                                                    -------      -------    -------    -------    -------    -------
  Income from Investment Operations:
    Net Investment Income....................          0.25         0.50       0.51       0.51       0.53       0.55
    Net Realized and Unrealized Gain (Loss)
      on Investments.........................          0.05        (0.68)      0.13       0.31      (0.19)      0.87
                                                    -------      -------    -------    -------    -------    -------
      Total from Investment Operations.......          0.30        (0.18)      0.64       0.82       0.34       1.42
                                                    -------      -------    -------    -------    -------    -------
  Distributions to Shareholders:
    From Net Investment Income...............         (0.25)       (0.50)     (0.51)     (0.51)     (0.53)     (0.55)
                                                    -------      -------    -------    -------    -------    -------
  Net Increase (Decrease) in Net Asset
    Value....................................          0.05        (0.68)      0.13       0.31      (0.19)      0.87
                                                    -------      -------    -------    -------    -------    -------
  Net Asset Value - End of Period............       $ 10.60      $ 10.55    $ 11.23    $ 11.10    $ 10.79    $ 10.98
                                                    =======      =======    =======    =======    =======    =======

TOTAL INVESTMENT RETURN......................         2.92%(B)     (1.63)%    5.90%      7.85%      3.21%     14.35%

RATIOS TO AVERAGE NET ASSETS:
  Expenses...................................         0.93%(A)     0.93%      0.93%      0.93%      0.93%      0.77%
  Expenses Before Reimbursement from
    Adviser..................................         0.93%(A)     0.93%      0.93%      0.93%      0.93%      0.93%
  Net Investment Income......................         4.80%(A)     4.59%      4.58%      4.73%      4.92%      5.16%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate....................            3%          12%         5%        22%        31%        37%
  Net Assets at End of Period (in
    thousands)...............................       $38,921      $42,132    $45,827    $45,346    $44,410    $49,725
  Number of Shares Outstanding at End of
    Period (in thousands)....................         3,670        3,993      4,079      4,086      4,116      4,527

---------

(A)  Annualized

(B)  Total Investment Return for periods less than one year are not annualized.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                         NOTES TO FINANCIAL STATEMENTS

                                 June 30, 2000

                                  (unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Fund for Tax-Free Investors, Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end, investment company. The Fund consists of three separate portfolios which invest primarily in securities exempt from Federal income taxes. On
June 30, 1999, there were 200,000,000 shares of $0.001 par value capital stock authorized. When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. These estimates could be different from the actual results. The following is a summary of significant accounting policies which the Fund consistently follows:

    (a) Securities of the Money Market Portfolio are valued at amortized cost, which approximates market value. Securities of the Virginia and Maryland Portfolios are valued by a pricing service. Securities for which market quotations are not readily available are valued using the policies and procedures set forth by the Adviser as approved by the Board of Directors.

    (b) Investment income is recorded as earned.

    (c) Net investment income is computed, and dividends are declared daily. Dividends are paid monthly and reinvested in additional shares unless shareholders request payment. Net capital gains, if any, will be distributed to shareholders annually.

    (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required. The Fund also meets the requirements that allow it to designate distributions from interest income on obligations which are exempt from Federal income tax as exempt-interest dividends.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory and management services are provided by Money Management Associates (the "Adviser") under an agreement whereby the Fund pays a fee at an annual rate of 0.50% of the average daily net assets of the Money Market Portfolio and 0.625% of the average daily net assets of the Virginia Portfolio and of the Maryland Portfolio. The Adviser has agreed to reimburse the Fund for expenses, (including investment advisory fee), excluding interest and extraordinary legal expenses, which exceed one percent of the average daily net assets per annum. No reimbursement was required for the six month ended
June 30, 2000. Certain Officers and Directors of the Fund are also affiliated with the Adviser.

Rushmore Trust and Savings, FSB ("Rushmore Trust"), a majority-owned subsidiary of the Adviser, provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets and pays the operating expenses of the Fund.

For these services, Rushmore Trust receives an annual fee of 0.25% of the average daily net assets of the Money Market Portfolio, and 0.30% of the average daily net assets of the Virginia and Maryland Portfolios. The Fund has an agreement with Rushmore Trust to receive short-term borrowings to cover share redemptions. Borrowings pursuant to the credit facility are subject to interest at the overdraft Federal Funds rate. The credit facility may be drawn upon for temporary purposes and is subject to certain other customary restrictions. For each short-term borrowing the Fund pledges collateral. No borrowings were outstanding at June 30, 2000.

3. AGREEMENT WITH FRIEDMAN BILLINGS RAMSEY GROUP, INC.

On October 20, 1999, the Adviser and Rushmore Trust reached a definitive agreement to be acquired by Friedman Billings Ramsey Group, Inc. The transaction is subject to various regulatory approvals.

4. SECURITIES TRANSACTIONS

Security transactions are recorded on the trade date. For the six months ended June 30, 2000, purchases and sales (including maturities), of securities, excluding short-term securities, were as follows:

                                                   Virginia     Maryland
                                                  Portfolio    Portfolio
                                                  ----------   ----------
Purchases.......................................  $1,040,670   $  992,750
                                                  ==========   ==========
Sales...........................................  $2,717,418   $4,517,706
                                                  ==========   ==========

5. NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

As of June 30, 2000, net unrealized depreciation of investments in the Virginia Portfolio for Federal income tax purposes aggregated $98,632 of which $518,961 related to appreciated investments and $617,593 related to depreciated investments. In the Maryland Portfolio, net unrealized appreciation of investments for Federal income tax purposes totaled $382,486 of which $848,755 related to appreciated investments and $466,269 related to depreciated investments.

6. CAPITAL LOSS CARRYOVERS

At December 31, 1999, for Federal income tax purposes, the following Portfolios had capital loss carryforwards which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                      Virginia    Maryland
Expires December 31,                                  Portfolio   Portfolio
--------------------                                  ---------   ---------
2002................................................  $     --     $31,614
2007................................................  $194,916     $58,384
                                                      --------     -------
                                                      $194,916     $89,998
                                                      ========     =======

                                                          [LOGO]

                                           Fund for Tax-Free Investors

                                                    Semiannual Report
                                                      June 30, 2000